Goodwill - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 reporting_unit	Dec. 31, 2020 USD ($) reporting_unit	Dec. 31, 2019 USD ($) reporting_unit	Dec. 31, 2018 USD ($)
Goodwill [Line Items]
Number of reporting units | reporting_unit			4	2	4
Goodwill allocated to reporting unit				$ 0
Impairment	$ (99,000)	$ (118,000)		(296,000)	$ (99,000)	$ (118,000)
Global Lottery
Goodwill [Line Items]
Goodwill allocated to reporting unit				2,942,221
Global Gaming
Goodwill [Line Items]
Goodwill allocated to reporting unit				2,208,710
International
Goodwill [Line Items]
Goodwill allocated to reporting unit				(1,112,833)
Impairment				(193,000)	(99,000)
North America Gaming and Interactive
Goodwill [Line Items]
Goodwill allocated to reporting unit				(1,336,867)
Impairment				$ (103,000)	$ 0